                       STREETTRACKS(R) INDEX SHARES FUNDS

                        SUPPLEMENT DATED JANUARY 8, 2007
                   TO THE PROSPECTUS DATED DECEMBER 15, 2006

     The change in name set forth below is effective immediately and all references in the Prospectus to the prior name are hereby revised to reflect the new name:

-----------------------------------------------------------------------
PRIOR NAME                           NEW NAME
-----------------------------------------------------------------------
  streetTRACKS(R) DJ Wilshire        SPDR(R) DJ Wilshire
  International Real Estate ETF      International Real Estate ETF
-----------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE